INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income for the six months ended June 30, 2025 and 2024 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
People’s Republic of China (PRC)	$(4,198,659)	$1,298,457
Hong Kong (HK)	(285)	(1,122)
British Virgin Islands (BVI)	(459,885)	(703,244)
Total (loss) income before income taxes	$(4,658,829)	$594,091

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)	Income tax expense consists of the following:
	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
Current tax expense	$20,720	$5,347
Income tax expense	$20,720	$5,347

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense was recorded in the six-month period ended 2025 and 2024 and was related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2025	June 30, 2024
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Expected income tax (benefit) expense	$(1,164,707)	$148,523
Tax rate difference	193,782	(129,413)
Permanent differences	695,305	(340,313)
Tax effect of temporary differences not recognized	-	-
Tax effect of tax losses unrecognized	296,340	326,550
Income tax expense	$20,720	$5,347